EARNINGS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
SUMMARY OF EARNINGS PER SHARE

	Six months ended June 30,
	2023	2022
Loss per share, basic and diluted	$(0.32)	$(0.20)
The calculation of basic and diluted loss per share has been based on the following loss attributable to ordinary shareholders and the weighted average number of ordinary shares
Net Loss	$(10,774,702)	$(3,497,227)
Non-Controlling Interest	(627,543)	(145,673)
Loss Attributed to Ordinary Shareholders	$(10,147,159)	$(3,351,554)

Weighted Average Number of Ordinary Shares
Issued at the beginning of the year	27,705,227	16,155,812
Issued in current Year	23,194,830	8,618,637
Issued at the end of the year	50,900,057	24,774,449
Weighted Average	33,668,483	17,794,634

Diluted earnings (loss) per share:
There are no dilutive instruments and therefore diluted earnings per share is the same as basic earnings per share

Instruments that could potentially dilute basic earnings per share in the future, but were not included in the calculation of diluted earnings per share because they are antidilutive:

Share Options and RSUs	1,668,647	202,639

	Years ended December 31,
	2022	2021
Loss per share, basic and diluted	$(2.44)	$(0.28)
The calculation of basic and diluted loss per share has been based on the following loss attributable to ordinary shareholders and the weighted average number of ordinary shares
Net Loss	$(55,251,547)	$(4,489,198)
Non-Controlling Interest	(206,021)	(173,959)
Loss Attributed to Ordinary Shareholders	$(55,045,526)	$(4,315,239)

Weighted Average Number of Ordinary Shares
Issued at the beginning of the year	16,155,812	16,155,812
Issued in current Year	11,549,415	—
Issued at the end of the year	27,705,227	16,155,812
Weighted Average	22,634,366	16,155,812

Diluted earnings (loss) per share:
There are no dilutive instruments and therefore diluted earnings per share is the same as basic earnings per share

Instruments that could potentially dilute basic earnings per share in the future, but were not included in the calculation of diluted earnings per share because they are antidilutive:

Share Options and RSUs	1,511,664	7,138,140